Other Borrowings (Details) - Maturities of Other Borrowings (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Maturities of Other Borrowings [Abstract]
2016		$ 502
2016		4.00%
2017		$ 373
2017		4.00%
2018		$ 252
2018		4.02%
2019		$ 155
2019		4.04%
2020		$ 116
2020		4.04%
Beyond 2020		$ 8,542
Beyond 2020		1.51%
Total	$ 9,713	$ 9,939	$ 10,624
Total		1.84%